Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	22 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000241887
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Innovators ETF - $14,242	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
C000241888
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Women's Opportunities ETF - $14,035	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Without Sales Load [Member] | C000241887
Average Annual Return [Line Items]
Average Annual Return, Percent		14.75%	21.85%
Without Sales Load [Member] | C000241888
Average Annual Return [Line Items]
Average Annual Return, Percent		11.07%	20.86%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		17.53%	24.32%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		18.41%	24.80%
Russell 3000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		19.09%	29.53%